PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.

                WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
                   WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
                       WELLS FARGO ADVANTAGE BALANCED FUND
               WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
                   WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
                  WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

   Supplement to the Statement of Additional Information dated April 11, 2005


ALL FUNDS
Effective immediately, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph is deleted and replaced with the following:

     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS
The following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information":

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE AGGRESSIVE ALLOCATION FUND AND CONSERVATIVE ALLOCATION FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Aggressive Allocation Fund or Conservative Allocation Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Aggressive Allocation Fund or Conservative Allocation Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


The date of this Statement of Additional Information Supplement is May 27, 2005.




RT51264 05-05                                               AFS0505/SUP011 05-05

         PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.

                 WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
                  WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
                WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
                    WELLS FARGO ADVANTAGE EQUITY INCOME FUND
                     WELLS FARGO ADVANTAGE EQUITY VALUE FUND
                    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
                        WELLS FARGO ADVANTAGE INDEX FUND
                WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
                 WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

   Supplement to the Statement of Additional Information dated April 11, 2005


DIVERSIFIED EQUITY, DIVERSIFIED SMALL CAP, EQUITY INCOME, GROWTH EQUITY, AND INDEX FUNDS
Effective immediately, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph is deleted and replaced with the following:

     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

DIVERSIFIED SMALL CAP FUND
The following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information":

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE DIVERSIFIED SMALL CAP FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


The date of this Statement of Additional Information Supplement is May 27, 2005.




RT51274 05-05                                               EGS0505/SUP012 05-05

         PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.

                    WELLS FARGO ADVANTAGE CORPORATE BOND FUND
                   WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND
                WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND
                     WELLS FARGO ADVANTAGE HIGH INCOME FUND
                   WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
                     WELLS FARGO ADVANTAGE INCOME PLUS FUND
               WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
            WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND
            WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
                   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
              WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
                    WELLS FARGO ADVANTAGE STABLE INCOME FUND
                   WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
                  WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
              WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND
               WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

   Supplement to the Statement of Additional Information dated April 11, 2005


ALL FUNDS, EXCEPT HIGH YIELD BOND FUND
Effective immediately, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

INFLATION-PROTECTED BOND AND INTERMEDIATE GOVERNMENT INCOME FUNDS
Effective June 1, 2005, W. Frank Koster and Jay N. Mueller, CFA are the portfolio managers for the Inflation-Protected Bond Fund and William Stevens is the sole portfolio manager for the Intermediate Government Income Fund. As of June 1, 2005, the "Portfolio Managers" section is deleted and replaced with the following:

          The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of dates shown opposite the portfolio managers' names in the table below. These portfolio managers (each a "Portfolio Manager" and together, the "Portfolio Managers") manage the investment activities of the Funds on a day-to-day basis as follows:

FUND                                             SUB-ADVISER                       PORTFOLIO MANAGERS                 DATE
------------------------------------------------------------------------------------------------------------------------------------

                                                 Wells Capital Management          D. James Newton II, CFA, CPA       1/31/2005
Corporate Bond Fund                                                                Janet S. Rilling, CFA, CPA

                                                 Funds Management                  Thomas C. Biwer, CFA              12/31/2004
Diversified Bond Fund                                                              Christian L. Chan, CFA
                                                                                   Andrew Owen, CFA

Government Securities Fund                       Wells Capital Management          W. Frank Koster                    4/30/2005
Inflation-Protected Bond Fund                                                      Jay N. Mueller, CFA

Income Plus Fund                                 Wells Capital Management          W. Frank Koster                    4/30/2005
                                                                                   Thomas M. Price, CFA               1/31/2005

High Income Fund                                 Wells Capital Management          Thomas M. Price, CFA               1/31/2005
Short-Term High Yield Bond Fund
Strategic Income Fund

High Yield Bond Fund                             Sutter                            Christopher M. Lee                 5/31/2004
                                                                                   Phillip Susser
                                                                                   Roger Wittlin

Intermediate Government Income Fund              Wells Capital Management          William C. Stevens                 5/31/2004

Short Duration Government Bond Fund              Wells Capital Management          Marie A. Chandoha                  5/31/2004
Total Return Bond Fund                                                             Thomas M. O'Connor, CFA
                                                                                   William C. Stevens

Short Term Bond Fund                             Wells Capital Management          Jay N. Mueller, CFA                4/30/2005
Ultra-Short Term Income Fund                                                       Thomas M. Price, CFA               1/31/2005
Ultra-Short Duration Bond Fund

Stable Income Fund                               Galliard                          Richard Merriam, CFA               5/31/2004
                                                                                   Ajay Mirza, CFA

          MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers listed below, including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."


                                         REGISTERED INVESTMENT                OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES                OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER                          NUMBER                         NUMBER
                                             OF         TOTAL ASSETS         OF        TOTAL ASSETS         OF         TOTAL ASSETS
PORTFOLIO MANAGER*                        ACCOUNTS         MANAGED        ACCOUNTS        MANAGED        ACCOUNTS         MANAGED
------------------------------------------------------------------------------------------------------------------------------------

FUNDS MANAGEMENT

      Thomas C. Biwer, CFA                    11     $        5.8B             0    $           0             4    $        1.9M

      Christian L. Chan, CFA                  11     $        5.8B             0    $           0             1    $         10K

      Andrew Owen, CFA                        11     $        5.8B             0    $           0             1    $         60K

GALLIARD

      Richard Merriam, CFA                     5     $       1.87B             0    $           0            32    $        860M

      Ajay Mirza, CFA                          5     $       1.87B             2    $       1.82B            14    $        2.9B

SUTTER

      Christopher M. Lee                       1     $        323M             1    $        158M            18    $        590M

      Phillip Susser                           1     $        323M             1    $        158M            20    $        590M

      Roger Wittlin                            1     $        323M             1    $        158M            24    $        590M

WELLS CAPITAL MANAGEMENT

      Marie A. Chandoha                        5     $       2.42B             7    $        400M            34    $       4.28B

      W. Frank Koster                          4     $       3.08B             0    $           0            16    $        728M

      Jay N. Mueller, CFA                      4     $       3.08B             0    $           0             1    $        550K

      D. James Newton II, CFA, CPA             0                 0             0                0             8    $        150M

      Thomas M. O'Connor, CFA                  5     $       2.42B             7    $        400M            36    $       4.28B

      Thomas M. Price, CFA                     8     $       3.25B             0    $           0             3    $         75M

      Janet S. Rilling, CFA, CPA               1     $        553M             0    $           0             7    $        150M

      William C. Stevens                       5     $       2.42B             7    $        400M            34    $       4.28B

---------------------------

* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

      The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts:

                                         REGISTERED INVESTMENT                OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES                OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER                          NUMBER                         NUMBER
                                             OF         TOTAL ASSETS         OF        TOTAL ASSETS         OF         TOTAL ASSETS
PORTFOLIO MANAGER*                        ACCOUNTS         MANAGED        ACCOUNTS        MANAGED        ACCOUNTS         MANAGED
------------------------------------------------------------------------------------------------------------------------------------

FUNDS MANAGEMENT

      Thomas C. Biwer, CFA                   0                0              0              0                0               0

      Christian L. Chan, CFA                 0                0              0              0                0               0

      Andrew Owen, CFA                       0                0              0              0                0               0


                                         REGISTERED INVESTMENT                OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES                OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER                          NUMBER                         NUMBER
                                             OF         TOTAL ASSETS         OF        TOTAL ASSETS         OF         TOTAL ASSETS
PORTFOLIO MANAGER*                        ACCOUNTS         MANAGED        ACCOUNTS        MANAGED        ACCOUNTS         MANAGED
------------------------------------------------------------------------------------------------------------------------------------

GALLIARD

      Richard Merriam, CFA                    0    $           0             0    $           0               2    $         90M

      Ajay Mirza, CFA                         0    $           0             0    $           0               0    $           0

SUTTER

      Christopher M. Lee                      0    $           0             0    $           0               4    $        755M

      Phillip Susser                          0    $           0             0    $           0               4    $        755M

      Roger Wittlin                           0    $           0             0    $           0               4    $        755M

WELLS CAPITAL MANAGEMENT

      Marie A. Chandoha                       0    $           0             0    $           0               2    $        1.8B

      W. Frank Koster                         0    $           0             0    $           0               0    $           0

      Jay N. Mueller, CFA                     0    $           0             0    $           0               0    $           0

      D. James Newton II, CFA, CPA            0    $           0             0    $           0               0    $           0

      Thomas M. O'Connor, CFA                 0    $           0             0    $           0               2    $        1.8B

      Thomas M. Price, CFA                    0    $           0             0    $           0               0    $           0

      Janet S. Rilling, CFA, CPA              0    $           0             0    $           0               0    $           0

      William C. Stevens                      0    $           0             0    $           0               1    $        1.5B

---------------------------

* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

      MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

      To minimize the effects of these inherent conflicts of interest, each Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, each Sub-Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.

      FUNDS MANAGEMENT. In the case of Funds Management, the Portfolio Managers allocate interests in mutual funds between different funds. Because of the nature of their management, they have not experienced material conflicts of interests in managing multiple accounts.

      GALLIARD. In the case of Galliard, the Portfolio Managers have not experienced material conflicts of interests in managing multiple accounts.

      SUTTER. Sutter's Portfolio Managers may experience conflicts of interest as a result of the disparate advisory fees they may earn from other accounts (not including the registered investment companies) compared to registered investment companies such as the High Yield Bond Fund. Because advisory fees for mutual funds tend to be lower than those for other accounts, the Portfolio Managers may be inclined to give more time and attention to the other accounts. Similarly, unlike for mutual funds, the Portfolio Managers are more likely to develop personal relationships with clients in other accounts than with investors in the Fund and therefore may be inclined to allocate more time and attention to such client accounts. However, like other investment advisers, Sutter has adopted procedures to ensure that clients are treated fairly to minimize inherent conflicts of interest of managing multiple accounts.

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

      COMPENSATION. The Portfolio Managers were compensated using the following compensation structures:
      FUNDS MANAGEMENT COMPENSATION. Funds Management Portfolio Managers are compensated using a fixed cash salary, an annual bonus based in part on pre-tax performance of the mutual funds managed, as well as a pension and retirement plan. Funds Management measures fund performance against a Lipper peer group average composite benchmark over a three-year rolling period. Bonus allocations vary depending to some extent on fund performance and on discretionary subjective criteria.

      GALLIARD COMPENSATION. The Portfolio Managers at Galliard are compensated using a fixed base salary, pension and retirement plan. The partners and principals of Galliard also participate in a profit sharing pool which is funded based on the firm's financial performance.

      SUTTER COMPENSATION. Sutter's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance measured against the following benchmarks over a calendar year period:


PORTFOLIO MANAGERS                                 BENCHMARK
--------------------------------------------------------------------------------
      Christopher M. Lee           Merrill Lynch U.S. High Yield Master II Index

      Phillip Susser               Merrill Lynch U.S. High Yield Master II Index

      Roger Wittlin                Merrill Lynch U.S. High Yield Master II Index

      Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.

      WELLS CAPITAL MANAGEMENT COMPENSATION. Wells Capital Management's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance measured against the following benchmarks over a calendar year period:

PORTFOLIO MANAGERS                BENCHMARK
--------------------------------------------------------------------------------
                                  Lehman Brothers U.S. Aggregate Bond Index
Marie A. Chandoha                 Lehman Brothers 1-3 Year U.S. Government Index

                                  Lehman U.S. Aggregate ex. Credit Bond Index
W. Frank Koster                   Lehman Brothers U.S. Aggregate Bond Index
                                  Lehman Brothers U.S. Aggregate Bond Index
                                  Lehman Brothers Intermediate U.S. Government/Credit Bond Index

                                  Lehman Brothers U.S. 1-3 Year Government/Credit Index
Jay N. Mueller, CFA               Lehman U.S. Aggregate ex. Credit Bond Index
                                  Lehman Brothers Short Treasury Index: 9-12 Months
                                  Lehman Brothers Intermediate U.S. Government/Credit Bond Index

D. James Newton II, CFA, CPA      Lehman Brothers U.S. Credit Baa: 3% Issuer Capped Bond Index

                                  Lehman Brothers U.S. Aggregate Bond Index
Thomas M. O'Connor, CFA           Lehman Brothers 1-3 Year U.S. Government Index

                                  Lehman Brothers U.S. 1-3 Year Gov/Cr Index
Thomas M. Price, CFA              Lehman Brothers U.S. Aggregate Bond Index
                                  Short Term High Yield Bond Index III
                                  Lehman Brothers Short Treasury Index: 9-12 Months

Janet S. Rilling, CFA, CPA        Lehman Brothers U.S. Credit Baa: 3% Issuer Capped Bond Index

                                  Lehman Brothers U.S. Aggregate Bond Index
William C. Stevens                Lehman Brothers 1-3 Year U.S. Government Index

      Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.

      BENEFICIAL OWNERSHIP IN THE FUNDS. The table below shows for each Portfolio Manager the amount of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

                    -- = Not Applicable
                    0 = $0
                    A = $1 - $10,000
                    B = $10,001 - $50,000
                    C = $50,001 - $100,000
                    D = $100,001 - $500,000
                    E = $500,001 - $1,000,000
                    F = over $1,000,000

--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
PORTFOLIO MANAGER                 CBF   DBF   GSF   HIF   HYBF  IPF   IPBF  IGIF   SDGBF  STBF STHYBF SIF  SrIF  TRBF   USDBF  USTIF
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
FUNDS MANAGEMENT
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas C. Biwer, CFA             --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Christian L. Chan, CFA           --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Andrew Owen, CFA                 --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
GALLIARD
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Richard Merriam, CFA             --   --    --    --    --    --    --    --     --     --    --     0    --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Ajay Mirza, CFA                  --   --    --    --    --    --    --    --     --     --    --     0    --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
SUTTER
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Christopher M. Lee               --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Phillip Susser                   --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Roger Wittlin                    --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
WELLS CAPITAL MANAGEMENT
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Marie A. Chandoha                --   --    --    --    --    --    --    --     B      --    --     --   --    A      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  W. Frank Koster                  --   --    0     --    --    --    0     --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Jay N. Mueller, CFA                   --    C     --    --    --    0     --     --     0     --     --   --    --     0     D
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  D. James Newton II, CFA, CPA     A    --    --    --    --    --    --    --     --     --    --     --   --           --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas M. O'Connor, CFA          --   --    --    --    --    --    --    --     0      --    --     --   --    0      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas M. Price, CFA             --   --    --    C     --    0     --    --     --     0     C      --   0     --     0     C
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Janet S. Rilling, CFA, CPA        D   --    --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  William C. Stevens               --   --    --    --    --    --    --    --     D      --    --     --   --    F      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------


DIVERSIFIED BOND FUND
The following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information":

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE DIVERSIFIED BOND FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Diversified Bond Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Bond Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


The date of this Statement of Additional Information Supplement is May 27, 2005.


RT51275 05-05                                               IFS0505/SUP013 05-05

         PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.

                     WELLS FARGO ADVANTAGE ASIA PACIFIC FUND
                WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND
                  WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
                 WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
                 WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
            WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND
                       WELLS FARGO ADVANTAGE OVERSEAS FUND

   Supplement to the Statement of Additional Information dated April 11, 2005


EMERGING MARKETS FOCUS AND INSTITUTIONAL EMERGING MARKETS FUNDS
Effective immediately, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

INSTITUTIONAL EMERGING MARKETS FUND
The following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information":

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE INSTITUTIONAL CLASS SHARES OF THE INSTITUTIONAL EMERGING MARKETS FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Institutional Class of the Institutional Emerging Markets Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Institutional Class of the Institutional Emerging Markets Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


The date of this Statement of Additional Information Supplement is May 27, 2005.




RT51273 05-05                                               ITS0505/SUP016 05-05

         PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.

           WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND
                 WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
                  WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND
                WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND
                  WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
                    WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
            WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND
                  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND
                  WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
              WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND
          WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                  WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

   Supplement to the Statement of Additional Information dated April 11, 2005


ALL FUNDS
Effective immediately, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

NEBRASKA TAX-FREE FUND
The following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information":

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE NEBRASKA TAX-FREE FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Nebraska Tax-Free Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Nebraska Tax-Free Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


The date of this Statement of Additional Information Supplement is May 27, 2005.




RT51276 05-05                                               MIS0505/SUP014 05-05

         PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.

                  WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
                     WELLS FARGO ADVANTAGE COMMON STOCK FUND
                      WELLS FARGO ADVANTAGE DISCOVERY FUND
                      WELLS FARGO ADVANTAGE ENTERPRISE FUND
                 WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
                    WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
                     WELLS FARGO ADVANTAGE OPPORTUNITY FUND
                WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
                   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
               WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
                   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
                 WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

   Supplement to the Statement of Additional Information dated April 11, 2005


ALL FUNDS, EXCEPT THE C&B MID CAP VALUE AND SMALL CAP OPPORTUNITIES FUNDS Effective immediately, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

SMALL CAP OPPORTUNITIES FUND
The following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information":

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE SMALL CAP OPPORTUNITIES FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee that were invested in the Administrator Class of the Small Cap Opportunities Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Small Cap Opportunities Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


The date of this Statement of Additional Information Supplement is May 27, 2005.




RT51277 05-05                                               SMS0505/SUP015 05-05